Taxation - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 758,136	$ 3,264,841
Value added tax payable	2,938	2,140,713
Other surtaxes payable	37,925	274,540
Total tax payable	$ 798,999	$ 5,680,094